Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) $ in Millions		6 Months Ended
		Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 € / shares	Jun. 30, 2023 € / shares
Disclosure of classes of share capital [line items]
Repurchases of shares	[1]	$ (7,020)	$ (8,054)
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares		6,524,109,049	7,003,503,393
Beginning balance		$ 544	$ 584
Repurchases of shares (in shares) | shares		(199,993,563)	(268,292,487)
Repurchases of shares	[1],[2]	$ (17)	$ (22)
Ending balance (in shares) | shares		6,324,115,486	6,735,210,906
Ending balance		$ 528
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Ending balance			$ 562
Class A Shares | Share capital
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares				€ 0.07	€ 0.07

[1]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.
[2]	See Note 5 “Share capital”.